Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenues by country based
	Year ended December 31,
	2019	2020	2021
1. Revenues:

North America *)	$163,565	$187,258	$188,980
Europe **)	133,851	172,660	237,054
Rest of the world	28,258	22,985	35,001

	$325,674	$382,903	$461,035

Schedule of property and equipment
	December 31,
	2020	2021
2. Long- lived assets, including property and equipment, net and operation right-of-use assets:
Israel	$27,944	$22,263
North America	8,245	4,737
APAC	20,871	20,104
Europe	14,300	11,019

	$71,360	$58,123